Subsequent Events - Schedule of loans receivable after period end (Details) - Subsequent Event - USD ($) $ in Millions	Mar. 09, 2020	Jan. 30, 2020	Jan. 07, 2020
Sol Y Luna
Subsequent Event [Line Items]
Interest Rate			6.55%
Loans Receivable, Originations and purchases, Amount			$ 53.0
Crest at Las Colinas Station Mezzanine
Subsequent Event [Line Items]
Loans Receivable, Payoffs and sales, Amount		$ 20.0
Crest at Las Colinas Station Mezzanine | LIBOR
Subsequent Event [Line Items]
Interest Rate		5.11%
DJM Capital Partners Mezzanine
Subsequent Event [Line Items]
Interest Rate	5.00%
Loans Receivable, Payoffs and sales, Amount	$ 6.3